PRINCIPAL ACCOUNTING POLICIES (Details 9) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
PRINCIPAL ACCOUNTING POLICIES
Number of shares, outstanding, beginning balance	4,130,732	3,919,535	5,433,541
Weighted average exercise price, outstanding, beginning balance (in dollars per share)	$ 70.42	$ 64.81	$ 85.02
Weighted average remaining contractual life (Years), outstanding, beginning balance	5 years 2 months 1 day	4 years 11 months 27 days	5 years 1 month 21 days	5 years 7 months 2 days
Aggregate intrinsic value, outstanding, beginning balance	$ 528,988,489	$ 57,772,345	$ 144,827,231
Number of shares, granted	1,472,449	945,106	961,980
Weighted average exercise price, granted (in dollars per share)	$ 172.56	$ 79.70	$ 79.55
Number of shares, exercised	(573,351)	(660,459)	(502,991)
Weighted average exercise price, exercised (in dollars per share)	$ 62.52	$ 48.05	$ 29.39
Number of shares, forfeited	(57,652)	(73,450)	(71,623)
Weighted average exercise price, forfeited (in dollars per share)	$ 117.63	$ 91.75	$ 136.67
Number of shares, converted to RSU in January 2012			(1,901,372)
Weighted average exercise price, converted to RSU in January 2012 (in dollars per share)			$ 91.80
Number of shares, outstanding, ending balance	4,972,178	4,130,732	3,919,535	5,433,541
Weighted average exercise price, outstanding, ending balance (in dollars per share)	$ 101.03	$ 70.42	$ 64.81	$ 85.02
Weighted average remaining contractual life (Years), outstanding, ending balance	5 years 2 months 1 day	4 years 11 months 27 days	5 years 1 month 21 days	5 years 7 months 2 days
Aggregate intrinsic value, outstanding, ending balance	405,399,251	528,988,489	57,772,345	144,827,231
Number of shares, vested and expect to vest	4,755,245
Weighted average exercise price, vested and expect to vest (in dollars per share)	$ 99.67
Weighted average remaining contractual life (Years), vested and expect to vest	5 years 1 month 6 days
Aggregate intrinsic value, vested and expect to vest	394,059,498
Number of shares, exercisable	2,260,520
Weighted average exercise price, exercisable (in dollars per share)	$ 65.37
Weighted average remaining contractual life (Years), exercisable	3 years 4 months 10 days
Aggregate intrinsic value, exercisable	263,652,339
Assumptions
Pre-vesting forfeiture rate assumptions (as a percent)	8.00%
Closing stock price (in dollars per share)	$ 182.00
Total intrinsic value of options exercised	$ 148,000,000	$ 99,000,000	$ 34,000,000